Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the three months ended March 31, 2013 and 2012, we recorded related party operating expenses as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
General and Administrative Expenses—Related Party
Property lease expense	$1,198	$1,220
Restricted stock compensation expense	310	465
Aircraft operating and lease expense	1,088	1,016
Salaries and wages, general & administrative and other expenses	132	228
Reimbursement of certain general and administrative expenses	(77)	(71)

Total General and Administrative Expenses—Related Party	$2,651	$2,858

During the three months ended March 31, 2013 and 2012, we recorded related party interest expense as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Senior Secured Notes Interest Expense—Related Party
Senior Secured Notes Payable—Verde	$142	$—
Senior Secured Notes Payable—CEO	16	—

Total Senior Secured Notes Interest Expense—Related Party	$158	$—

During the years ended December 31, 2012, 2011, and 2010, we recorded related party operating expenses as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
General and Administrative Expenses—Related Party
Property lease expense	$4,768	$3,795	$6,034
Non-cash compensation expense	—	—	1,125
Restricted stock compensation expense	1,546	2,790	3,874
Aircraft operating and lease expense	4,198	3,937	3,693
Salaries and wages, general & administrative and other expenses	645	793	812
Reimbursement of certain general and administrative expenses	(284)	(314)	(420)

Total General and Administrative Expenses—Related Party	$10,873	$11,001	$15,118

During the years ended December 31, 2012, 2011, and 2010, we recorded related party interest expense as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Non-Portfolio Debt Interest Expense—Related Party
Junior Secured Notes:
Tranche A—Related Party: CEO	$—	$—	$185
Tranche A—Related Party: Verde	—	—	3,374
Tranche B—Related Party: Verde	—	—	2,754
$75.0 million Subordinated Notes Payable	—	—	3,863

Total Non-Portfolio Debt Interest Expense—Related Party	$—	$—	$10,176

Senior Secured Notes Interest Expense—Related Party
Senior Secured Notes Payable—Verde	$237	$2,460	$2,930
Senior Secured Notes Payable—CEO	24	220	223

Total Senior Secured Notes Interest Expense—Related Party	$261	$2,680	$3,153